Document and Entity Information Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	TerraForm Power, Inc.
Entity Central Index Key	0001599947
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false